S000094965 [Member] Performance Management - Goldman Sachs Growth Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of the risks of investing in the Fund. Before the Fund commenced operations, the assets of another investment company advised by the Investment Adviser, Goldman Sachs Strategic Growth Fund (the “predecessor fund”), were transferred to the Fund in a tax-free reorganization on November 14, 2025. The Fund and the predecessor fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. The performance of the predecessor fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the predecessor fund. Because the Fund has different fees and expenses than the predecessor fund, the Fund would also have had different performance results.
The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares) from year to year; and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Shares) compare to those of a broad-based securities market index (Russell 1000® Index) (the “Regulatory Benchmark”) and the Russell 1000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Benchmark Information” on page 25 of the Prospectus. The Fund’s (and the predecessor fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares) from year to year; and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Shares) compare to those of a broad-based securities market index (Russell 1000® Index) (the “Regulatory Benchmark”) and the Russell 1000® Growth Index (the “Performance Benchmark”).
Performance Additional Market Index [Text]	The bar chart and table show: (a) changes in the performance of the Fund’s Shares (represented by the performance of the predecessor fund’s Institutional Shares) from year to year; and (b) how the average annual total returns of the Fund (represented by the average annual total returns of the predecessor fund’s Institutional Shares) compare to those of a broad-based securities market index (Russell 1000® Index) (the “Regulatory Benchmark”) and the Russell 1000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]
	Returns	Quarter ended
Year-to-Date Return	16.57%	September 30, 2025
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	28.20%	June 30, 2020
Worst Quarter Return	-23.09%	June 30, 2022

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2024
Performance Table Narrative
Benchmark returns do not reflect any deductions for fees or expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	am.gs.com
Goldman Sachs Strategic Growth Fund Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	16.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	28.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(23.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022